Revenue (Tables)	12 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenue

The Company’s disaggregated revenue is as follows:

	2024	2023
Services provided by pharmacy
Retail pharmacy	$194,829	$155,685
Infusion services	1,739	1,181
Wholesale distribution of drugs and other medications	725	1,322
Patient support program	1,044	1,008
Clinical trials	1,307	1,412
Testing revenue	12	67
Other service revenue	850	873
Total revenue	200,506	161,548